Deferred Tax Asset and Liability - Summary of Analysis and Movement of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ 779	$ 1,230
Recognized in income	(475)	(186)
Recognized in equity	238	(265)
Ending balance	542	779
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,238	1,727
Recognized in income	(862)	(383)
Recognized in equity	238	(106)
Ending balance	614	1,238
Net Operating Losses and Other Timing Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(459)	(497)
Recognized in income	387	197
Recognized in equity		(159)
Ending balance	$ (72)	$ (459)